Allowance for Credit Losses (Tables)	3 Months Ended
Mar. 31, 2020
Allowance For Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of March 31, 2020:

	Three Months Ended March 31, 2020	2019	2018	2017	2016	Prior	Total
Tier 1	$43,702	$123,617	$24,816	$7,823	$—	$47,177	$247,135
Tier 2	—	39,111	22,949	82	9,127	7,093	78,362
Tier 3	217	7,980	1,604	77	1,213	2,112	13,203
Net investment in finance leases	$43,919	$170,708	$49,369	$7,982	$10,340	$56,382	$338,700

Tier 1	$—	$222,285	$—	$—	$—	$—	$222,285
Tier 2	—	44,352	—	—	—	—	44,352
Tier 3	—	—	—	—	—	—	—
Container leaseback financing receivable	$—	$266,637	$—	$—	$—	$—	$266,637

Summary of Changes in Carrying Amount of Allowance for Credit Losses	The changes in the carrying amount of the allowance for credit losses during the three months ended March 31, 2020 are as follows:
	Accounts Receivable	Net Investment in Finance Leases	Container Leaseback Financing Receivable	Total Allowance for Credit Losses
Balance as of December 31, 2019	$6,299	$—	$—	$6,299
Adoption of ASU 2016-13 on January 1, 2020	—	636	256	892
Additions charged to expense	1,727	351	213	2,291
Balance as of March 31, 2020	$8,026	$987	$469	$9,482